Schedule of Investments (unaudited)	iShares® MSCI Global Energy Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Beach Energy Ltd.	62,833	$70,450
Boss Energy Ltd. (a)	15,374	48,143
Deep Yellow Ltd.(a)	32,845	36,466
Karoon Energy Ltd.(a)	30,408	36,725
New Hope Corp. Ltd.	19,885	65,948
Paladin Energy Ltd.(a)	11,048	118,109
Santos Ltd.	126,948	645,037
Strike Energy Ltd.(a)(b)	89,895	12,001
Whitehaven Coal Ltd.	30,854	165,589
Woodside Energy Group Ltd.	74,439	1,377,384
Yancoal Australia Ltd., NVS	15,530	66,932
		2,642,784
Austria — 0.3%
OMV AG	5,767	291,455

Brazil — 1.3%
3R Petroleum Oleo E Gas SA	9,074	48,732
Enauta Participacoes SA	5,862	24,717
Petroleo Brasileiro SA	145,889	1,130,793
Petroreconcavo SA	5,721	22,597
PRIO SA	31,417	248,959
		1,475,798
Canada — 10.0%
Advantage Energy Ltd.(a)	6,094	51,821
Africa Oil Corp.	14,285	27,355
ARC Resources Ltd.	23,454	443,801
Athabasca Oil Corp.(a)	21,684	79,707
Baytex Energy Corp.	5,666	20,851
Baytex Energy Corp.	24,199	88,952
Birchcliff Energy Ltd.	10,104	46,037
Cameco Corp.	17,022	944,550
Canadian Natural Resources Ltd.	42,033	3,228,919
Cardinal Energy Ltd.	5,040	26,070
Cenovus Energy Inc.	54,832	1,142,945
Crew Energy Inc.(a)	5,040	16,455
Denison Mines Corp.(a)	34,545	83,388
Energy Fuels Inc./Canada(a)	6,301	43,734
Enerplus Corp.	7,520	152,888
Fission Uranium Corp.(a)	26,142	22,249
Freehold Royalties Ltd.	4,971	52,776
Frontera Energy Corp.	1,517	9,917
Headwater Exploration Inc.	9,242	51,738
Imperial Oil Ltd.	7,353	519,530
International Petroleum Corp.(a)(b)	3,553	47,471
Kelt Exploration Ltd.(a)	6,847	31,649
MEG Energy Corp.(a)	10,727	232,886
NexGen Energy Ltd.(a)	20,095	156,579
NuVista Energy Ltd.(a)	6,544	65,586
Obsidian Energy Ltd.(a)	3,180	24,335
Paramount Resources Ltd., Class A.	3,121	75,085
Parex Resources Inc.	4,032	66,177
PetroTal Corp., NVS	24,868	14,232
Peyto Exploration & Development Corp.	7,439	83,453
PrairieSky Royalty Ltd.	8,296	168,665
Spartan Delta Corp.	6,441	20,274
Suncor Energy Inc.	50,466	2,058,703
Surge Energy Inc.	3,900	20,860
Tamarack Valley Energy Ltd.	21,382	60,242
Topaz Energy Corp.	3,613	60,758
Tourmaline Oil Corp.	13,126	651,124
Security	Shares	Value

Canada (continued)
Veren Inc.	22,861	$198,930
Vermilion Energy Inc.	6,251	77,326
Whitecap Resources Inc.	23,737	185,828
		11,353,846
China — 2.1%
CGN Mining Co. Ltd.(a)	115,000	43,793
China Coal Energy Co. Ltd., Class H	80,000	100,909
China Shenhua Energy Co. Ltd., Class A	15,600	90,872
China Shenhua Energy Co. Ltd., Class H	132,500	643,720
Guanghui Energy Co. Ltd., Class A	16,800	18,544
Inner Mongolia Dian Tou Energy Corp. Ltd.	5,800	18,132
Inner Mongolia Yitai Coal Co. Ltd., Class B	42,100	77,417
Jizhong Energy Resources Co. Ltd.	8,700	9,737
Kinetic Development Group Ltd.	110,000	14,066
PetroChina Co. Ltd., Class A	48,600	68,023
PetroChina Co. Ltd., Class H	826,000	846,946
Pingdingshan Tianan Coal Mining Co. Ltd.	5,800	10,363
Shaanxi Coal Industry Co. Ltd., Class A	21,900	78,472
Shan Xi Hua Yang Group New Energy Co. Ltd.	9,950	15,036
Shanxi Coking Coal Energy Group Co. Ltd., Class A	13,410	20,363
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A	6,100	19,043
Yankuang Energy Group Co. Ltd., Class A	9,350	32,417
Yankuang Energy Group Co. Ltd., Class H	90,000	224,946
		2,332,799
Finland — 0.3%
Neste OYJ	16,659	349,743

France — 5.5%
Esso SA Francaise	101	21,852
Etablissements Maurel et Prom SA	2,184	15,946
TotalEnergies SE	84,217	6,170,112
		6,207,910
Greece — 0.1%
HELLENiQ ENERGY Holdings SA	3,243	29,495
Motor Oil Hellas Corinth Refineries SA	2,606	73,688
		103,183
Hong Kong — 0.0%
United Energy Group Ltd.(b)	336,000	27,510

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	17,563	136,443

India — 4.8%
Bharat Petroleum Corp. Ltd.	29,558	222,456
Chennai Petroleum Corp. Ltd.	2,086	22,974
Coal India Ltd.	60,186	354,470
Gujarat Mineral Development Corp. Ltd.	3,276	15,437
Hindustan Petroleum Corp. Ltd.	21,996	141,638
Indian Oil Corp. Ltd.	111,011	216,218
Oil & Natural Gas Corp. Ltd.	123,915	393,501
Reliance Industries Ltd.	97,595	3,348,083
Reliance Industries Ltd., GDR(c)	10,783	749,419
		5,464,196
Indonesia — 0.3%
Adaro Energy Indonesia Tbk PT	572,600	97,606
Bukit Asam Tbk PT	154,000	23,675
Bumi Resources Tbk PT(a)	4,291,600	24,095
Harum Energy Tbk PT(a)	92,500	7,969
Indika Energy Tbk PT	58,800	5,174
Indo Tambangraya Megah Tbk PT	14,600	22,439
Medco Energi Internasional Tbk PT	252,012	21,783

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Sugih Energy Tbk PT(a)(d)	206,700	$—
United Tractors Tbk PT	58,900	80,013
		282,754
Israel — 0.1%
Delek Group Ltd.	368	42,256
Equital Ltd.(a)	834	23,942
Naphtha Israel Petroleum Corp. Ltd.(a)	1,177	6,298
Oil Refineries Ltd.	96,873	26,356
Paz Oil Co. Ltd.	395	40,123
		138,975
Italy — 1.2%
Eni SpA	83,698	1,321,957
Saras SpA	15,794	28,001
		1,349,958
Japan — 1.4%
Cosmo Energy Holdings Co. Ltd.	2,436	121,634
ENEOS Holdings Inc.	113,000	584,237
Idemitsu Kosan Co. Ltd.	35,440	242,678
Inpex Corp.	37,300	575,530
Japan Petroleum Exploration Co. Ltd.	1,200	50,524
		1,574,603
Malaysia — 0.0%
Hibiscus Petroleum Bhd	20,560	10,953

Norway — 1.3%
Aker BP ASA	12,357	319,025
BlueNord ASA(a)	897	47,002
BW Energy Ltd.(a)	2,482	7,945
DNO ASA	18,679	20,908
Equinor ASA	35,363	1,026,508
		1,421,388
Philippines — 0.0%
Semirara Mining & Power Corp., Class A	33,800	19,603

Poland — 0.3%
ORLEN SA	22,634	366,637

Portugal — 0.3%
Galp Energia SGPS SA	18,120	381,047

Russia — 0.0%
LUKOIL PJSC(a)(d)	17,021	2
Rosneft Oil Co. PJSC(a)(d)	47,821	5
Surgutneftegas PJSC(a)(d)	285,010	32
Tatneft PJSC(a)(d)	57,983	6
		45
Saudi Arabia — 0.7%
Saudi Arabian Oil Co.(c)	103,660	801,372

South Africa — 0.1%
Exxaro Resources Ltd.	9,696	93,933
Thungela Resources Ltd.	5,247	37,568
		131,501
South Korea — 0.3%
HD Hyundai Co. Ltd.	1,680	83,724
SK Innovation Co. Ltd.(a)	2,440	177,364
S-Oil Corp.	1,753	86,784
		347,872
Spain — 0.7%
Repsol SA	47,727	779,129
Security	Shares	Value

Thailand — 0.4%
Bangchak Corp. PCL, NVDR	38,700	$40,391
Bangchak Sriracha PCL, NVDR	32,800	7,986
Banpu PCL, NVDR	349,600	51,415
IRPC PCL, NVDR	411,600	21,294
PTT Exploration & Production PCL, NVDR	53,631	225,518
Star Petroleum Refining PCL, NVDR(a)	76,200	17,546
Thai Oil PCL, NVDR	46,300	65,369
		429,519
Turkey — 0.2%
Turkiye Petrol Rafinerileri AS	37,284	204,451

United Arab Emirates — 0.0%
Dana Gas PJSC	213,277	35,768

United Kingdom — 11.8%
BP PLC	659,567	4,125,911
Diversified Energy Co. PLC	1,848	27,951
Energean PLC	6,241	94,874
Harbour Energy PLC	23,475	99,880
Serica Energy PLC	9,360	20,969
Shell PLC	251,039	9,061,190
Tullow Oil PLC(a)	49,212	24,735
		13,455,510
United States — 52.3%
Antero Resources Corp.(a)	11,306	402,833
APA Corp.	14,602	445,799
Berry Corp.	3,085	21,502
California Resources Corp.	2,157	102,134
Centrus Energy Corp., Class A(a)	585	29,034
Chesapeake Energy Corp.	4,371	397,455
Chevron Corp.	68,802	11,166,565
Chord Energy Corp.	1,608	298,139
Civitas Resources Inc.	2,549	187,504
CNX Resources Corp.(a)(b)	6,004	157,905
Comstock Resources Inc.	4,160	48,714
ConocoPhillips.	46,120	5,372,058
CONSOL Energy Inc.	1,202	124,611
Coterra Energy Inc.	29,303	835,722
Crescent Energy Co., Class A	3,599	45,347
CVR Energy Inc.	1,364	38,001
Delek U.S. Holdings Inc.	2,625	66,833
Devon Energy Corp.	24,958	1,224,939
Diamondback Energy Inc.	6,618	1,318,703
EOG Resources Inc.	22,739	2,832,142
EQT Corp.	16,414	674,451
Exxon Mobil Corp.	175,868	20,622,282
Granite Ridge Resources Inc.	2,303	15,085
Gulfport Energy Corp.(a)	508	82,199
Hess Corp.	10,838	1,670,136
HF Sinclair Corp.	6,403	353,638
HighPeak Energy Inc.(b)	1,001	15,796
Kimbell Royalty Partners LP	2,733	45,860
Kosmos Energy Ltd.(a)	18,425	112,393
Magnolia Oil & Gas Corp., Class A	6,893	178,873
Marathon Oil Corp.	22,629	655,336
Marathon Petroleum Corp.	14,127	2,494,969
Matador Resources Co.	4,647	294,852
Murphy Oil Corp.	5,723	244,887
Northern Oil and Gas Inc.	3,595	147,143
Occidental Petroleum Corp.	26,065	1,629,063
Ovintiv Inc.	10,544	544,809
Par Pacific Holdings Inc.(a)	2,330	63,236

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PBF Energy Inc., Class A	4,294	$198,941
Peabody Energy Corp.	4,755	117,829
Permian Resources Corp., Class A, NVS	18,430	302,068
Range Resources Corp.	9,428	347,988
Riley Exploration Permian Inc.	206	6,015
Sable Offshore Corp.(a)	708	10,896
SandRidge Energy Inc.	1,313	18,329
SilverBow Resources Inc.(a)	770	30,184
Sitio Royalties Corp.	3,214	75,304
SM Energy Co.	4,589	231,423
Southwestern Energy Co.(a)	43,182	325,160
Talos Energy Inc.(a)	5,616	67,448
Tellurian Inc.(a)(b)	26,164	13,451
Texas Pacific Land Corp.	767	471,176
Uranium Energy Corp.(a)	15,844	113,126
VAALCO Energy Inc.	4,393	28,027
Valero Energy Corp.	12,916	2,029,620
Viper Energy Inc., NVS	3,241	124,649
Vital Energy Inc.(a)(b)	884	43,183
Vitesse Energy Inc.	985	25,137
		59,540,902

Total Common Stocks — 98.2%
(Cost: $82,843,599)		111,657,654

Preferred Stocks

Brazil — 1.2%
Petroleo Brasileiro SA, Preference Shares, NVS	186,681	1,379,070

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	275,500	30

Total Preferred Stocks — 1.2%
(Cost: $906,514)		1,379,100

Total Long-Term Investments — 99.4%
(Cost: $83,750,113)		113,036,754
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(e)(f)(g)	244,610	$244,684
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	20,000	20,000

Total Short-Term Securities — 0.2%
(Cost: $264,526)		264,684

Total Investments — 99.6%
(Cost: $84,014,639)		113,301,438

Other Assets Less Liabilities — 0.4%		449,561

Net Assets — 100.0%		$113,750,999

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$839,216	$—	$(594,554	)(a)	$22	$—	$244,684	244,610	$4,073	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000	)(a)	—	—	20,000	20,000	8,196		—
					$22	$—	$264,684		$12,269		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Energy Producers ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	6	06/21/24	$586	$(2,942)
FTSE 100 Index	1	06/21/24	106	(1,651)
				$(4,593)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$74,032,164	$37,625,445	$45	$111,657,654
Preferred Stocks	1,379,070	—	30	1,379,100
Short-Term Securities
Money Market Funds	264,684	—	—	264,684
	$75,675,918	$37,625,445	$75	$113,301,438
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,942)	$(1,651)	$—	$(4,593)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

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